Summary of Significant Accounting Policies (Details) - Schedule of Types of Goods - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disaggregation of Revenue [Line Items]
Disaggregated revenues	$ 45,343,698	$ 48,190,076
Self-Manufactured Products [Member]
Disaggregation of Revenue [Line Items]
Disaggregated revenues	20,693,991	23,435,544
Resales of Sourced Disposable Medical Devices from Third Party Manufacturers [Member]
Disaggregation of Revenue [Line Items]
Disaggregated revenues	24,649,707	24,754,532
Direct Sales [Member]
Disaggregation of Revenue [Line Items]
Disaggregated revenues	3,370,827	4,305,506
Distributors [Member]
Disaggregation of Revenue [Line Items]
Disaggregated revenues	$ 41,972,871	$ 43,884,570